Basis of consolidation	12 Months Ended
Dec. 31, 2018
Basis of consolidation [Abstract]
Basis of consolidation

3.         Basis of consolidation

Below are highlighted the controlled entities and investment funds included in the consolidated financial statements of Banco Santander. Similar information regarding companies accounted by the equity method by the Bank is provided in Note 11.

Directly and Indirectly controlled by Banco Santander (Brasil) S.A.			Participation %
	Activity		Consolidated
Banco Bandepe S.A. (1)	Bank		100.00%
Santander Leasing S.A. Arrendamento Mercantil (Santander Leasing)	Leasing	-	99.99%
Aymoré Crédito, Financiamento e Investimento S.A. (Aymoré CFI)	Financial	-	100.00%
Santander Brasil Administradora de Consórcio Ltda. (Santander Brasil Consórcio)	Buying club	-	100.00%
Atual Serviços de Recuperação de Créditos e Meios Digitais S.A. (formerly named as Atual Companhia Securitizadora de Créditos Financeiros) (Atual) (2)	Credit recovery services	-	100.00%
Santander Corretora de Câmbio e Valores Mobiliários S.A. (Santander CCVM)	Broker	-	100.00%
Santander Corretora de Seguros, Investimentos e Serviços S.A. (Santander Corretora de Seguros) (formerly named as Santander Participações S.A.) (3)(4)(5)	Other activities	-	100.00%
Getnet Adquirência e Serviços para Meios de Pagamento S.A. (Getnet)	Payment Institution	-	88.50%
Sancap Investimentos e Participações S.A. (Sancap)	Holding	-	100.00%
Santander Brasil Establecimiento Financiero de Crédito S.A. (EFC)	Financial	-	100.00%
Santander Holding Imobiliária S.A. (formerly named Webcasas S.A.) (10)	Holding	-	100.00%
Santander Brasil Tecnologia S.A. (formerly named Produban Serviços de Informática S.A.) (21)	Technology		100.00%
Rojo Entretenimento S.A. (20)	Other Activities		94.60%
BEN Benefícios e Serviços S.A (9)	Other Activities	-	100.00%
Esfera Fidelidade S.A. (22)	Other Activities	-	100.00%

Return Capital Serviços de Recuperação de Créditos e Meios Digitais S.A. (formerly named Ipanema Empreendimentos e Participações S.A.) (11) (12)	Credit Management and Recovery Management		70.00%

Return Gestão de Recursos S.A. (formerly named Gestora de Investimentos Ipanema S.A.) (13)	Resource Manager	-	100.00%

Auttar HUT Processamento de Dados Ltda. (Auttar HUT)	Other Activities	-	100.00%
Integry Tecnologia e Serviços A.H.U Ltda. (Integry Tecnologia)	Other Activities	-	100.00%
Toque Fale Serviços de Telemarketing Ltda. (Toque Fale)	Other Activities	-	100.00%

Controlled by Sancap
Santander Capitalização S.A. (Santander Capitalização)	Savings and annuities	-	100.00%
Evidence Previdência S.A.	Social Securities	-	100.00%

Controlled by Aymoré CFI
Super Pagamentos e Administração de Meios Eletrônicos Ltda. (Super Pagamentos) (14) (8)	Payment Institution	-	100.00%
Banco Olé Bonsucesso Consignado S.A. (Olé Consignado) (15)	Bank	-	60.00%
Banco PSA Finance Brasil S.A.	Bank	-	50.00%
Controlled by Olé Consignado
BPV Promotora de Vendas e Cobrança Ltda.	Other Activities	-	100.00%
Olé Tecnologia Ltda.	Other Activities	-	100.00%

Controlled by Santander Leasing
Si Distribuidora de Títulos e Valores Mobiliários S.A. (formerly named Santander Finance Arrendamento Mercantil) (6) (7)	Leasing		100.00%
Consolidated Investment Funds	Activity		Participation % Consolidated
Santander FIC FI Contract I Referenciado DI	Investment Fund		(a)
Santander Fundo de Investimento Unix Multimercado Crédito Privado	Investment Fund		(a)
Santander Fundo de Investimento Diamantina Multimercado Crédito Privado de Investimento no Exterior	Investment Fund		(a)
Santander Fundo de Investimento Amazonas Multimercado Crédito Privado de Investimento no Exterior	Investment Fund		(a)
Santander Fundo de Investimento SBAC Referenciado DI Crédito Privado	Investment Fund		(a)
Santander Fundo de Investimento Guarujá Multimercado Crédito Privado de Investimento no Exterior	Investment Fund		(a)
Santander Fundo de Investimento Financial Curto Prazo	Investment Fund		(a)
Santander Fundo de Investimento Capitalization Renda Fixa	Investment Fund		(a)
Santander Paraty QIF PLC (16)	Investment Fund		(a)
Santander FI Hedge Strategies Fund (Santander FI Hedge Strategies) (16)	Investment Fund		(a)
Prime 16 - Fundo de Investimento Imobiliário (formerly named BRL V - Fundo de Investimento Imobiliário - FII) (17)	Real Estate Investment Fund		(a)
Fundo de Investimento em Direitos Creditórios Multisegmentos NPL Ipanema VI - Não Padronizado (Fundo Investimento Ipanema NPL VI) (18)	Investment Fund		(a)
Fundo de Investimento em Direitos Creditórios Multisegmentos NPL Ipanema VI - Não Padronizado (Fundo Investimento Ipanema NPL V) (19)	Investment Fund		(a)
Santander Hermes Multimercado Crédito Privado Infraestrutura Fundo de Investimentos (23)	Investment Fund		(a)

(a) Company over which the Bank is exposed, or has rights, to variable returns and have the ability to affect those returns through the power of decision, in accordance with IFRS 10 - Consolidated Financial Statements. Banco Santander and its subsidiaries holds 100% of the shares of these investment funds.

(1) In the EGM (Extraordinary general meeting) held on December 7, 2018, Banco Bandepe S.A. had its capital stock increased in the amount of R$2,000,000, passing from R$2,787,689 to R$4,787,689, divided into 3,589,334 (three million, five hundred and eighty-nine thousand and three hundred and thirty-four) common nominative shares without par value. The shareholder Banco Santander subscribed all the new issued shares and paid-in the shares corresponding to 50% of the capital increase, being that the shares subscribed and pending of payment will be paid-in pursuant to the conditions and term provided in law.

(2) On March 23, 2018, Atual Companhia Securitizadora de Créditos Financeiros had its name changed to Atual Serviços de Recuperação de Créditos e Meios Digitais S.A., and its share capital increased in R$150,000 passing the share capital to the amount of R$270,000, divided into 265,419,392 (two hundred and sixty-five million, four hundred and nineteen thousand and three hundred and ninety-two) ordinary common shares without par value, entirely held by Banco Santander.

(3) In the ESM (Extraordinary Shareholders' Meeting) held on May 8, 2017, was approved the name change of Santander Participações S.A. to Santander Corretora de Seguros, Investimentos e Serviços S.A. In the same ESM, was approved the amendment to the company's corporate purpose. At the ESM held on August 31, 2017, a capital increase of R$17,652 was approved, in view of the version of the net assets of Santander Microcrédito, based on its book value at the date - based on June 30, 2017, entirely destined to the share capital account of Santander Corretora de Seguros, transferring the capital stock from the current R$1,700,000 to R$1,717,652, through the issuance of a total of 51,776 (fifty-one thousand, seven hundred and seventy-six) registered common shares with no par value that were subscribed and paid by Banco Santander on that date, the issue price was set at R$340.93 per share, calculated based on its book value, on the base date of August 31, 2017. On August 31, 2017, the merger and the Private Instrument of Protocol and Justification of Santander Microcrédito by Santander Corretora de Seguros were approved, so that Santander Corretora de Seguros received through their book value, based on the balance sheet drawn up on June 30, 2017, all of the assets, rights and obligations of Santander Microcrédito. With the extinction of Santander Microcrédito the Santander Corretora de Seguros became its successor in all its rights and obligations.

(4) At the ESM (Extraordinary shareholder meeting) held on September 29, 2017, Santander Corretora de Seguros' shareholders' equity increase was approved in the amount of R$12,900, based on the net assets of Santander Brasil Advisory calculated based on its book value at base date of August 31, 2017, of which the amount of R$8,463 was allocated to the share capital account of Santander Corretora de Seguros, increasing the current capital from R$1,717,652 to R$1,726,115, by issuing a total of 37,554 (thirty-seven thousand, five hundred and fifty-four) nominative common shares with no par value that were subscribed and paid-in on that date by Banco Santander, the issue price was set at R$343.50 per share, calculated based on their respective carrying amounts, on the base date of August 31, 2017. On September 29, 2017, the merger and the Private Instrument of Protocol and Justification of Santander Brasil Advisory by Santander Corretora de On September 29, 2017, the merger and the Private Instrument of Protocol and Justification of Santander Brasil Advisory by Santander Corretora de Seguros were approved, so that Santander Corretora de Seguros received through their book value, based on the balance sheet drawn up on August 31, 2017, all of the assets, rights and obligations of Santander Brasil Advisory. With the extinction of Santander Brasil Advisory the Santander Corretora de Seguros became its successor in all its rights and obligations.

(5) On November 17, 2017, was formalized the acquisition by Banco Santander of the participation by Santusa Holding, S.L. (equivalent to 39.35%) in the share capital of Santander Serviços. Thus, Banco Santander becomes the holder of 99.99% of the shares of Santander Serviços. The amount of R$298,978 relating to goodwill was recorded. On November 30, 2017, Santander Serviços was merged into Santander Corretora de Seguros and on December 22, 2017, Santander Corretora de Seguros, Cia. de Ferro Ligas da Bahia - Ferbasa SA and Brazil Wind S.A. executed agreement for the sale of 100% of the shares issued by BW Guirapá I S.A. held by Santander Corretora de Seguros and Brazil Wind to Ferbasa. The basic price of the total sale was R$414,000, and an additional amount of up to R$35,000 may be paid if future targets stipulated in the Contract are met. This investment was written off and, consequently, the assets and liabilities of BW Guirapa I and its subsidiaries are no longer consolidated in the Conglomerate Balance Sheet as of January 1, 2018. On April 2, 2018, the transaction was concluded (Note 10).

(6) In the ESM held on December 17, 2018, was approved the change of corporate name of SI Distribuidora de Títulos e Valores Mobiliários S.A. to PI Distribuidora de Títulos e Valores Mobiliários S.A. On January 22, 2019, Bacen approved the company's change of corporate name.

(7) In the ESM held on May 3, 2018, the shareholders of Santander Finance Arrendamento Mercantil S.A. approved its conversion into a distributor of bonds and securities, and change of its corporate name to SI Distribuidora de Títulos e Valores Mobiliários S.A. The conversion process of approved by Bacen on November 21, 2018.

(8) In the ESM held on July 21, 2017, was approved the capital increase of Super Pagamentos in the amount of R$20,000, passing the capital stock from R$49,451 to R$69,451, through issuance of 50,724,086 (fifty million, seven hundred and twenty-four thousand and eighty-six) new nominative common shares without par value, by the issuance price of approximately R$394,29 per one thousand shares, based on the accounting net-worth value of Super Pagamento as of June 30, 2017. The issued shares were fully subscribed and paid-in by Aymoré CFI.

(9) BEN Benefícios e Serviços S.A. was incorporated on June 11, 2018.

(10) Through the Private Stock Purchase and Sale Agreement held on October 26, 2017, Santander Serviços sold its interest held in Webcasas S.A. to Banco Santander. The full sale occurred at book value. In ESM held on November 1, 2017, was approved the change of name of Webcasas S.A. to Santander Holding Imobiliária S.A. and the amendment of its corporate purpose to encompass the new activities to be developed.

(11) Investment purchased in October 16, 2017.

(12) On July 12, 2018, the company Ipanema Empreendimentos e Participações S.A. had its name changed to Return Capital Serviços de Recuperação de Créditos S.A..

(13) On July 12, 2018, the company Gestora de Investimentos Ipanema S.A. had its name changed to Return Gestão de Recursos S.A..

(14) On May, 2017, it was approved by Bacen the authorization process for the Company operates as a payment institution.

(15) All the shareholders canceled the ESM held on December 19, 2017, which approved the capital increase of Olé Consignado in the amount of R$120,000. In the ESM held on February 9, 2018, the shareholders fully representing the capital stock of Olé Consignado  approved the capital increase in the amount of R$ 120,000, passing the share capital from R$ 400,000 to R$ 520,000, through issuance of 57,089,392 (fifty seven million, eighty-nine thousand, three hundred and ninety two) nominative common shares, without par value, fully subscribed and paid-in by the shareholders, on the ESM date, proportionally to their respective equity interest. The capital increase was approved by Bacen on March 15, 2018.

(16) Banco Santander, through its subsidiaries, holds the risks and benefits of Santander Paraty and the Santander FI Hedge Strategies Subfund, resident in Ireland, and both are fully consolidated in its Consolidated Financial Statements. In the Irish market, an investment fund can not act directly and, for that reason, it was necessary to create another structure (a sub-fund), Santander FI Hedge Strategies. Santander Paraty does not have a financial position, and all position is derived from the financial position of Santander FI Hedge Strategies.

(17) The Banco Santander figured as lender of certain delayed debts (loans) which had real state as guarantees. The process of credit recovery consists in converte into capital contributions by the Real Estate Fund in conjunction concomitant transfer of the same shares to Banco Santander through the process of payment in kind of the above credit operations payments.

(18) This investment fund was formed and started to be consolidated in September of 2017. It refers to a structure where the Bank has sold certain loans agreements which were already written-off (agreements matured over 360 days) and transferred to this fund. Atual Serviços de Recuperação de Créditos e Meios Digitais S.A. (Atual), company controlled by the Banco Santander, holds 100% of the fund´s quotas.

(19) This fund was consolidated in October 2017 and the majority of its quotas indirectly held by Atual.

(20) Investment transferred from non-current assets held for sale accounting item (Note 10) on June 2018.

(21) In the ESM held on March 19, 2018, was approved the capital increase of Santander Brasil Tecnologia S.A. in the amount of R$4,000, through incorporation of the reserve for dividends' equalization, without changing the number of shares, passing the capital stock from the amount of R$91,048 to R$95,048, represented by 45,371,225 (forty-five million, three hundred and seventy-one thousand and two hundred and twenty-five) nominative common shares without par value.

(22) On August 14, 2018, Esfera Fidelidade S.A. was incorporated, with its equity interest fully held by Banco Santander. The company started its operations on November 2018.

(23) This fund started being consolidated on November 2018.

Several social movements were implemented in order to reorganize the operations and activities of entities according to the business plan of the Conglomerate Santander, those movements have not affected the segment reporting once the companies are related to the commercial Banking segment and did not lead to a creation of a new segment.

a) Acquisition of residual equity interest in Getnet S.A.

At December 19, 2018, Banco Santander and the minority shareholders of Getnet S.A. entered into an amendment to the Stock Sale and Purchase Agreement and Other Covenants of Getnet S.A., in which Banco Santander committed to purchase all of the shares owned by the minority shareholders, corresponding to 11.5% of the Getnet S.A. stock capital, by the amount of R$1,431 (one billion and four hundred and thirty one million Brazilian Reais). This acquisition was authorized by BACEN on February 18 and closed on February 25, 2019, becoming Banco Santander the holder of 100% of the shares of Getnet S.A.

b) Formation of Esfera Fidelidade S.A.

On August 14, 2018, Esfera Fidelidade was incorporated, with equity fully owned by Banco Santander. Esfera Fidelidade will act in the development and management of customer loyalty programs. On November 26, 2018, Esfera Fidelidade had its capital stock increased in the amount of R$10,000, amounting the full share capital of R$10,000, divided into 10,001,000 (ten million and one thousand) nominative common shares without par value, entirely held by Banco Santander. The company started its operation in November 2018.

c) Investment in Loop Gestão de Pátios S.A.

On June 26, 2018, Webmotors S.A., company with 70% interest indirectly owned by Banco Santander, signed an investment agreement with Allpark Empreendimentos, Participações e Serviços S.A. and Celta LA Participações S.A., in order to acquire an equity interest corresponding to 51% of the capital stock of Loop Gestão de Pátios S.A., through capital increase and issuance of new shares of Loop to be fully subscribed and paid-in by Webmotors. Loop operates in the segment of commercialization and physical and virtual auction of motor vehicles. On September 25, 2018, the transaction was completed with increase of the capital stock, in the amount of R$23,900, through issuance of shares representing 51% of equity interest in Loop, which were fully subscribed and paid-in by Webmotors.

d) Formation of BEN Benefícios e Serviços S.A.

On June 11, 2018, BEN Benefícios, with equity fully owned by Banco Santander, was incorporated, to act in the supply and administration of meal, food, transportation, cultural and similar vouchers, via printed or electronic and magnetic cards. In the EGM held on August 1, 2018, BEN Benefícios had its capital increased in R$ 45,000, passing the capital stock to the amount of R$ 45,001, divided into 45,001,000 (forty-five million and one hundred thousand) registered common shares without par value, fully owned by Banco Santander. Banco Santander estimates that the company's operations will begin at the first quarter of 2019.

e) Acquisition of Isban Brasil S.A. and Produban Serviços de Informática S.A.

Banco Santander purchased, on February 19, 2018, respectively, the totality of shares of Isban Brasil, formerly held by Ingeniería de Software Bancário, S.L., and of Produban Serviços de Informática, formerly held by Produban Servicios Informáticos Generales, S.L., for the amount of R$61,078 and R$42,731, respectively. The parties involved in the transaction had Banco Santander, S.A. (Santander Spain) as common indirect controller, being certain that such operations were accomplished under market conditions. At the EGM held on February 19, 2018, was approved the capital increase of Isban Brasil in the amount of R$33,000, through the issuance of 11,783,900 (eleven million, seven hundred and eighty-three thousand and nine hundred) shares, without par value, entirely subscribed and paid in by Banco Santander. On February 28, 2018, the company Isban Brasil was merged into Produban Serviços de Informática S.A. and on the same date, Produban Serviços de Informática had its corporate name changed to Santander Brasil Tecnologia S.A. Additionally, on February 28, 2018, Produban Servicios Informáticos Generales, S.L. (currently named Santander Global Technology, S.L.) approved the merger of the spin-off share of Produban Serviços de Informática into Produban Brasil Tecnologia e Serviços de Informática Ltda. (currently named Santander Global Technology Brasil Ltda.).

f) Sale of equity interest in BW Guirapá I S.A.

On December 22, 2017, Santander Corretora de Seguros, Cia. de Ferro Ligas da Bahia - Ferbasa SA and Brazil Wind S.A. executed agreement for the sale of 100% of the shares issued by BW Guirapá I S.A. held by Santander Corretora de Seguros and Brazil Wind to Ferbasa. The basic price of the total sale was R$414,000, and an additional amount of up to R$35,000 may be paid if future targets stipulated in the Contract are met. This investment was written-off and, as consequently, the assets and liabilities of BW Guirapá I and its subsidiaries are no longer consolidated in the Conglomerate Balance Sheet as of January 1, 2018. On April 2, 2018, the transaction was concluded (Notes 15 and 33).

g) Formation of Santander Auto S.A.

On December 20, 2017, Banco Santander and HDI Seguros S.A. (HDI Seguros), executed documents to form a partnership for the issuance, offering and sale of auto insurance, in a 100% digital way, through creation of a new insurance company - Santander Auto, to be held 50% by Sancap, a company controlled by Banco Santander, and 50% by HDI Seguros. On February 2, 2018 the partnership was approved by the Administrative Council of Economic Defense (Conselho Administrativo de Defesa Econômica - CADE), on April, 30, 2018, was approved by the Brazilian Central Bank and, on May, 15, 2018, SUSEP's prior approval was obtained. On October 9, 2018, through transformation of the corporate vehicle L.G.J.S.P.E. Investments and Participations S.A., Sancap and HDI Seguros formed Santander Auto S.A., with capital of R$15,000. On January 9, 2019, Susep granted to Santander Auto the authorization to operate insurance throughout national territory.

h) Formation of Gestora de Inteligência de Crédito S.A.

On April 14, 2017, the definitive documents necessary for the creation of a new credit bureau, Gestora de Inteligência de Crédito, were signed by the stockholders, whose control will be shared among the stockholders who will hold 20% of the its share capital each. In the EGM held on October 5, 2017, the capital increase of Gestora de Crédito was approved in the total amount of R$285,205, so that the capital stock increased from R$65,823 to R$351,028. The Company will develop a database with the objective of aggregating, reconciling and processing registration and credit information of individuals and legal entities, in accordance with the applicable standards, providing a significant improvement in the processes of granting, pricing and directing credit lines. The Bank estimates that the Company will be fully operational in 2019.

i) Formation of Banco Hyundai Capital Brasil S.A.

On April 28, 2016, Aymoré CFI and Banco Santander executed with Hyundai Capital Services, Inc. (Hyundai Capital) the necessary documents for the formation of Banco Hyundai and an insurance brokerage company to provide, respectively, auto finance and insurance brokerage services and products to clients and Hyundai dealerships in Brazil. Banco Hyundai shall have an equity interest of 50% held by Aymoré CFI and 50% held Hyundai Capital. On April 11, 2018, the parties incorporated, with an equity interest of 50% held by Aymoré CFI and 50% held by Hyundai Capital, a non-operational entity named BHJV Assessoria e Consultoria em Gestão Empresarial Ltda. On May 8, 2018, Aymoré CFI and Hyundai Capital took resolution on the conversion of BHJV Assessoria into the non-operational joint-stock corporation named Banco Hyundai Capital Brasil S.A., as well as the capital stock increase in R$99,995, passing to the amount of R$100,000, divided into 100,000,000 (one hundred million) nominative common shares without par value. On December 13, 2018, Banco Hyundai Capital Brasil S.A. incorporation procedure was finalized and its operation as a financial institution is subject to the issuance of an authorization to operate by Bacen. Aymoré CFI holds the operational control of such entity.

On February 21, 2019, the Brazilian Central Bank granted to Banco Hyundai Capital Brasil S.A. the authorization to operate as a banking entity. Expectation is that Banco Hyundai will be able to operate within the first semester of 2019 (Note 11).

j) Creation of PI Distribuidora de Títulos e Valores Mobiliários S.A.

On May 3, 2018, Santander Finance Arrendamento Mercantil S.A., an indirectly controlled subsidiary of Banco Santander, was converted into a distribution company of bonds and securities and had its corporate name changed to SI Distribuidora de Títulos e Valores Mobiliários S.A. The conversion process of approved by Bacen on November 21, 2018. On December 17, 2018, SI Distribuidora de Títulos e Valores Mobiliários S.A. had its corporate name changed to PI Distribuidora de Títulos e Valores Mobiliários S.A., being the corporate name change process approved by Bacen on January 22, 2019. Banco Santander expects to have the company fully operational within the first quarter of 2019.

k) Investment Agreement between Banco Santander and current Olé Consignado

Olé Consignado has become the exclusive vehicle of Banco Bonsucesso and its affiliates for the payroll credit supply in Brazil and should consolidate existing payroll loans portfolio in Banco Santander and Olé Consignado, in accordance with the terms of the agreement. Banco Santander will continue to originate payroll loans through their own channels independently.

In the operation context, it was granted between institutions a put option (right of Olé Consignado to sell) and purchase (right of Banco Santander to acquire), relating to the shares held by Banco Bonsucesso, equivalent to 40% of the share capital of this company. According to IAS 32, on the acquisition date, a financial liability was recognized, the balance of which on December 31, 2018 of R$519 million (2017 - 484 and 2016 - R$307 million) by the commitment made in relation to the put option, accounted in Shareholders' Equity, the amount of R$67 million, non-controlling interests, the amount of R$346 million. In 2018, a tax credit of R$85 million was recognized and an expense in the consolidated statements of income, in the amount of R$21 million.

At the ESM held on March 3, 2016 the change of the corporate name of Banco Bonsucesso Consignado S.A. to Banco Olé Bonsucesso Consignado S.A. was approved, the process was approved by Bacen on June 1, 2016.

The exercise period of the Options is defined between two periods, the first period from February 10, 2019 to February 10, 2021 or, if the exercise does not occur in the first period, the second period will be from February 10, 2023 to February 10, 2025.